Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 935	$ 895
Provision for credit losses
Originations	25	23
Maturities	(35)	(37)
Changes in risk, parameters and exposures	131	137
Write-offs	(149)	(144)
Recoveries	38	31
Exchange rate and other	(5)	(13)
Balance at end of period	940	892
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	272	242
Provision for credit losses
Transfers to Stage 1	119	132
Transfers to Stage 2	(19)	(23)
Transfers to Stage 3	(1)
Originations	25	23
Maturities	(12)	(7)
Changes in risk, parameters and exposures	(111)	(132)
Balance at end of period	273	235
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	520	512
Provision for credit losses
Transfers to Stage 1	(119)	(132)
Transfers to Stage 2	19	23
Transfers to Stage 3	(20)	(44)
Maturities	(23)	(30)
Changes in risk, parameters and exposures	141	190
Exchange rate and other	(1)
Balance at end of period	517	519
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	143	141
Provision for credit losses
Transfers to Stage 3	21	44
Changes in risk, parameters and exposures	101	79
Write-offs	(149)	(144)
Recoveries	38	31
Exchange rate and other	(4)	(13)
Balance at end of period	$ 150	$ 138